UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  June 30
Date of reporting period:  June 30, 2025

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Ultra Short Income ETF

Item 1. Reports to Stockholders.
(a)               The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1)(“1940 Act”).

BNY Mellon Ultra Short Income ETF

Annual Shareholder Report

June 30, 2025

Ticker - BKUI (NYSE Arca, Inc.)

This annual shareholder report contains important information about BNY Mellon Ultra Short Income ETF (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Ultra Short Income ETF	$12	0.12%

How did the Fund perform last year?

  For the 12 month period ended June 30, 2025, the Fund’s shares returned 5.58% on a net asset value basis and 5.61% on a market price basis.

  In comparison, the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”) returned 4.68% for the same period.

What affected the Fund's performance?

  U.S. Treasury yields on bonds maturing within 10-years fell significantly over the past year.

  The Fund’s performance relative to the Index benefited from significant exposure to credit assets as credit spreads moved modestly tighter over the period.

  Exposure to investment-grade corporate securities was a positive factor affecting the Fund’s relative performance, due both to yield carry and to modestly tighter credit spreads.

  There were no significant detractors from the Fund’s relative returns during the period.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM AUGUST 9, 2021 THROUGH JUNE 30, 2025

INITIAL INVESTMENT OF $10,000

BNY Mellon Ultra Short Income ETF - $11,394
Bloomberg U.S. Aggregate Bond Index (broad-based index) - $9,621
ICE BofA 3-Month U.S. Treasury Bill Index - $11,448
12,500
10,000
7,500
8/9/2021
2022
2023
2024
2025

	BNY Mellon Ultra Short Income ETF - $11,394	Bloomberg U.S. Aggregate Bond Index (broad-based index) - $9,621	ICE BofA 3-Month U.S. Treasury Bill Index - $11,448
8/9/2021	10,000	10,000	10,000
9/30/2021	10,004	9,950	10,001
12/31/2021	9,976	9,951	10,002
3/31/2022	9,880	9,361	10,006
6/30/2022	9,846	8,921	10,016
9/30/2022	9,863	8,497	10,062
12/31/2022	9,966	8,656	10,147
3/31/2023	10,074	8,913	10,256
6/30/2023	10,204	8,838	10,376
9/30/2023	10,336	8,552	10,512
12/31/2023	10,538	9,135	10,656
3/31/2024	10,660	9,064	10,794
6/30/2024	10,792	9,070	10,937
9/30/2024	11,005	9,541	11,086
12/31/2024	11,114	9,249	11,216
3/31/2025	11,261	9,506	11,331
6/30/2025	11,394	9,621	11,448

Years Ended 6/30

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each index on August 9, 2021, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, an index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 6/30/25)

Fund	1 YR	Since Inception (August 9, 2021)
BNY Mellon Ultra Short Income ETF - NAV Return	5.58%	3.42%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	6.08%	-0.99%
ICE BofA 3-Month U.S. Treasury Bill Index	4.68%	3.54%

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit bny.com/investments/etfliterature.

KEY FUND STATISTICS (AS OF 6/30/25)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$234	139	176,043	15.39%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 6/30/25)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.5%
Energy	0.6%
Technology	1.0%
Industrial	1.7%
Investment Companies	2.9%
Government	3.4%
Communications	3.7%
Consumer, Non-cyclical	4.0%
Consumer, Cyclical	5.1%
Financial	77.1%

Allocation of Holdings

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.5%
Investment Companies	2.9%
U.S. Treasury Government Securities	3.4%
Corporate Bonds and Notes	42.9%
Commercial Paper	50.3%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4862AR0625

Item 1. Reports to Stockholders (cont.).
(b)        Not applicable.
Item 2. Code of Ethics.
(a)        As of the period ended June 30, 2025 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)        During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)       During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a)        Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $44,165 in 2024 and $21,330 in 2025.
(b)        Audit-Related Fees
The aggregate fees billed for each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $12,484 in 2024 and $6,367 in 2025. These services consisted of security counts required by Rule 17f-2 under the 1940 Act.
(c)        Tax Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $7,908 in 2024 and $3,954 in 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.
(d)       All Other Fees
The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2024 and $0 in 2025.
(e)(1)   Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)   The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)        The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)        The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $282,787 in 2024 and $124,633 in 2025.
(h)        The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)         Not applicable.
(j)         Not applicable.
Item 5. Audit Committee of Listed Registrants.
(a)        The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant.  The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.
(b)        Not applicable.
Item 6. Investments.
(a)        The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7of this Form N-CSR.

(b)        Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025
BNY Mellon Ultra Short Income ETF: BKUI
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).
Item 7. Financial Statements and Financial Highlights for Open-end Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 8
Statement of Operations 9
Statement of Changes in Net Assets 10
Financial Highlights 11
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 17
Important Tax Information 18
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies 19
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 20
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 21
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contracts 22
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The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

BNY Mellon Ultra Short Income ETF
Statement of Investments
June 30, 2025
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description
Principal
Amount ($) Value ($)
Commercial Paper – 50.3%
ABN AMRO Funding USA LLC
,
4.49%, 7/07/2025
(a)(b)
5,000,000 4,995,785
BPCE
,
4.31%, 2/11/2026
(a)(b)
5,000,000 4,868,950
Canadian Imperial Bank of Commerce
,
4.79% (1 Month SOFR + 0.34%), 9/08/2025
(a)(c)
750,000 750,328
Cooperatieve Rabobank UA
4.66% (1 Month SOFR + 0.21%), 8/04/2025
(c)
2,500,000 2,500,303
4.47%, 8/21/2025
(b)
2,500,000 2,484,232
Credit Industriel et Commercial
,
4.70% (1 Month SOFR + 0.25%), 7/07/2025
(a)(c)
2,500,000 2,500,082
Danske Bank
4.50%, 7/21/2025
(a)(b)
5,000,000 4,987,260
4.36%, 3/23/2026
(a)(b)
2,000,000 1,938,360
DZ Bank AG
,
4.49%, 7/08/2025
(b)
6,000,000 5,994,216
Federation des caisses Desjardins du Quebec
,
4.53%, 7/14/2025
(a)(b)
5,000,000 4,991,530
ING US Funding LLC
,
4.48%, 7/14/2025
(a)(b)
5,000,000 4,991,575
Liberty Street Funding LLC
,
4.50%, 10/23/2025
(a)(b)
5,000,000 4,929,985
Lloyds Bank Corp.
,
4.24%, 2/09/2026
(b)
5,000,000 4,868,915
LMA Americas LLC
,
4.54%, 10/20/2025
(a)(b)
6,500,000 6,411,268
Manhattan Asset Funding Co. LLC
,
4.66% (1 Month SOFR + 0.21%), 9/26/2025
(a)(c)
5,000,000 5,000,847
National Australia Bank Ltd.
,
4.77% (1 Month SOFR + 0.32%), 3/05/2026
(a)(c)
5,000,000 5,000,321
National Bank of Canada
,
4.58%, 1/29/2026
(a)(b)
4,000,000 3,900,160
Natixis SA
,
4.64%, 7/18/2025
(b)
2,750,000 2,744,060
Nordea Bank
,
4.47%, 11/26/2025
(b)
5,000,000 4,911,685
Old Line Funding LLC
,
4.73% (1 Month SOFR + 0.28%), 11/20/2025
(a)(c)
2,500,000 2,500,484
Paradelle Funding LLC
,
4.74% (1 Month SOFR + 0.29%), 2/26/2026
(c)
4,500,000 4,499,349
Podium Funding Trust
,
4.56%, 8/07/2025
(b)
4,000,000 3,981,512
Standard Chartered Bank
,
4.55%, 8/04/2025
(a)(b)
4,500,000 4,480,781
Starbird Funding Corp.
,
4.52%, 11/14/2025
(a)(b)
7,000,000 6,883,905
Sumitomo Mitsui Trust Bank Ltd.
,
4.55%, 7/14/2025
(b)
5,000,000 4,991,650
Svenska Handelsbanken AB
4.56%, 7/21/2025
(a)(b)
2,750,000 2,743,004
4.47%, 8/21/2025
(b)
5,000,000 4,968,425
Westpac Banking Corp.
,
4.73% (1 Month SOFR + 0.28%), 5/29/2026
(a)(c)
4,000,000 4,000,299
Total Commercial Paper (cost $117,817,706) 117,819,271
Corporate Bonds and Notes – 42.9%
Auto Manufacturers – 3.1%
American Honda Finance Corp.
,
1.30% , 9/09/2026 300,000 289,460
BMW US Capital LLC
4.90%, 4/02/2027
(a)
600,000 606,238
5.31% (3 Month SOFRIX + 0.92%), 8/13/2027
(a)(c)
1,200,000 1,203,303
General Motors Financial Co., Inc.
5.40%, 4/06/2026 250,000 251,181
5.74% (3 Month SOFRIX + 1.35%), 5/08/2027
(c)
1,350,000 1,348,677
Mercedes-Benz Finance North America LLC
5.20%, 8/03/2026
(a)
325,000 327,716
3.45%, 1/06/2027
(a)
325,000 320,566
PACCAR Financial Corp.
3.55%, 8/11/2025 300,000 299,710
4.55%, 3/03/2028 1,750,000 1,775,373
Toyota Motor Credit Corp.
,
5.10% ( 3 Month SOFR + 0.65% ) , 3/19/2027
(c)
750,000 751,216
7,173,440
Banks – 25.1%
ASB Bank Ltd.
,
5.40% , 11/29/2027
(a)
2,000,000 2,053,549
Australia & New Zealand Banking Group Ltd.
5.13% (3 Month SOFR + 0.68%), 7/16/2027
(a)(c)
900,000 904,227
5.10% (3 Month SOFR + 0.65%), 9/30/2027
(a)(c)
1,000,000 1,003,329

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 42.9% (continued)
Banks – 25.1% (continued)
Bank of America Corp.
,
3.25% , 10/21/2027 2,000,000 1,962,281
Bank of America NA
,
5.53% , 8/18/2026 300,000 304,327
Bank of Montreal
5.27%, 12/11/2026 325,000 329,699
5.20%, 2/01/2028 1,800,000 1,841,499
Barclays PLC
6.33% (3 Month SOFR + 1.88%), 9/13/2027
(c)
750,000 761,079
4.34%, 1/10/2028 1,000,000 997,676
Canadian Imperial Bank of Commerce
3.95%, 8/04/2025 275,000 274,795
5.67% (3 Month SOFR + 1.22%), 10/02/2026
(c)
375,000 378,515
5.17% (3 Month SOFR + 0.72%), 1/13/2028
(c)
1,500,000 1,499,206
Citigroup, Inc.
,
5.22% ( 3 Month SOFR + 0.77% ) , 6/09/2027
(c)
1,600,000 1,601,685
Commonwealth Bank of Australia
,
5.20% ( 3 Month SOFR + 0.75% ) , 3/13/2026
(a)(c)
350,000 351,087
DBS Group Holdings Ltd.
,
5.05% ( 3 Month SOFR + 0.60% ) , 3/21/2028
(a)(c)
2,250,000 2,254,797
ING Groep NV
,
3.95% , 3/29/2027 600,000 597,405
JPMorgan Chase & Co.
,
5.37% ( 3 Month SOFR + 0.92% ) , 4/22/2028
(c)
2,000,000 2,006,139
JPMorgan Chase Bank NA
,
5.11% , 12/08/2026 325,000 329,216
KeyBank NA
4.70%, 1/26/2026 300,000 299,887
5.85%, 11/15/2027 750,000 774,503
Lloyds Banking Group PLC
,
5.92% ( 3 Month SOFRIX + 1.58% ) , 1/05/2028
(c)
1,850,000 1,869,397
Macquarie Bank Ltd.
,
5.39% ( 3 Month SOFRIX + 0.92% ) , 7/02/2027
(a)(c)
2,050,000 2,065,579
Manufacturers & Traders Trust Co.
,
4.65% , 1/27/2026 300,000 300,029
Morgan Stanley Bank NA
5.62% (3 Month SOFR + 1.17%), 10/30/2026
(c)
500,000 503,406
5.32% (3 Month SOFR + 0.87%), 5/26/2028
(c)
2,280,000 2,287,091
National Australia Bank Ltd.
1.89%, 1/12/2027
(a)
375,000 363,294
5.05% (3 Month SOFR + 0.60%), 10/26/2027
(a)(c)
1,750,000 1,755,989
National Bank of Canada
,
5.51% ( 3 Month SOFRIX + 1.03% ) , 7/02/2027
(c)
750,000 751,741
NatWest Markets PLC
1.60%, 9/29/2026
(a)
225,000 217,658
5.35% (3 Month SOFR + 0.90%), 5/17/2027
(a)(c)
500,000 502,315
5.40% (3 Month SOFR + 0.95%), 3/21/2028
(a)(c)
1,400,000 1,401,166
PNC Bank NA
,
3.10% , 10/25/2027 2,000,000 1,951,352
Royal Bank of Canada
,
Series G , 5.31% ( 3 Month SOFRIX + 0.95% ) , 1/19/2027
(c)
650,000 654,335
Standard Chartered PLC
6.38% (3 Month SOFR + 1.93%), 7/06/2027
(a)(c)
400,000 404,574
5.62% (3 Month SOFR + 1.17%), 5/14/2028
(a)(c)
2,250,000 2,259,572
State Street Corp.
3.55%, 8/18/2025 98,000 97,860
5.23% (3 Month SOFRIX + 0.85%), 8/03/2026
(c)
600,000 603,972
5.27%, 8/03/2026 225,000 227,307
Sumitomo Mitsui Financial Group, Inc.
,
1.40% , 9/17/2026 300,000 289,748
Sumitomo Mitsui Trust Bank Ltd.
5.57% (3 Month SOFR + 1.12%), 3/09/2026
(a)(c)
300,000 301,684
5.65%, 9/14/2026
(a)
325,000 330,099
The Bank of Nova Scotia
5.35%, 12/07/2026 750,000 760,917
5.25%, 6/12/2028 2,000,000 2,061,416
The Goldman Sachs Group Inc.
5.24% (3 Month SOFR + 0.79%), 12/09/2026
(c)
725,000 726,179
5.57% (3 Month SOFR + 1.12%), 2/24/2028
(c)
2,000,000 2,006,880

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 42.9% (continued)
Banks – 25.1% (continued)
The PNC Financial Services Group, Inc.
,
2.60% , 7/23/2026 325,000 319,855
The Toronto-Dominion Bank
5.53%, 7/17/2026 200,000 202,514
Series G, 5.08% (3 Month SOFR + 0.73%), 4/05/2027
(c)
850,000 853,265
5.18%, 1/10/2028 1,000,000 1,020,846
Truist Financial Corp.
,
1.13% , 8/03/2027 1,950,000 1,833,376
UBS Group AG
,
4.28% , 1/09/2028
(a)
1,800,000 1,792,419
US Bancorp
,
Series V , 2.38% , 7/22/2026 325,000 319,190
US Bank NA
,
5.14% ( 3 Month SOFR + 0.69% ) , 10/22/2027
(c)
1,600,000 1,601,118
Wells Fargo & Co.
,
5.23% ( 3 Month SOFR + 0.78% ) , 1/24/2028
(c)
2,000,000 2,001,844
Wells Fargo Bank NA
5.55%, 8/01/2025 750,000 750,000
5.52% (3 Month SOFR + 1.07%), 12/11/2026
(c)
900,000 907,198
Westpac Banking Corp.
,
4.97% ( 3 Month SOFR + 0.52% ) , 6/03/2026
(c)
1,900,000 1,904,071
58,724,157
Beverages – 1.6%
PepsiCo, Inc.
,
4.45% , 2/07/2028 2,000,000 2,025,421
The Coca-Cola Company
,
1.00% , 3/15/2028 1,900,000 1,764,085
3,789,506
Computers – 0.8%
International Business Machines Corp.
4.00%, 7/27/2025 300,000 299,872
4.65%, 2/10/2028 1,500,000 1,517,660
1,817,532
Diversified Financial Services – 1.3%
American Express Co.
5.21% (3 Month SOFR + 0.76%), 2/13/2026
(c)
250,000 250,433
2.55%, 3/04/2027 750,000 730,523
The Charles Schwab Corp.
4.91% (3 Month SOFRIX + 0.52%), 5/13/2026
(c)
300,000 300,092
5.88%, 8/24/2026 350,000 355,959
3.20%, 1/25/2028 1,500,000 1,468,894
3,105,901
Healthcare-Services – 0.3%
Roche Holdings, Inc.
,
5.19% ( 3 Month SOFR + 0.74% ) , 11/13/2026
(a)(c)
650,000 654,570
654,570
Insurance – 0.1%
Prudential Financial, Inc.
,
1.50% , 3/10/2026 300,000 294,353
294,353
Internet – 0.8%
Amazon.com, Inc.
,
3.15% , 8/22/2027 1,950,000 1,918,862
1,918,862
Machinery-Construction & Mining – 0.7%
Caterpillar Financial Services Corp.
4.97% (3 Month SOFR + 0.52%), 5/14/2027
(c)
750,000 750,806
5.01% (3 Month SOFR + 0.56%), 11/15/2027
(c)
1,000,000 1,000,352
1,751,158
Machinery-Diversified – 1.0%
John Deere Capital Corp.
4.80%, 1/09/2026 300,000 300,687
1.70%, 1/11/2027 350,000 337,959
4.75%, 1/20/2028 1,750,000 1,778,317
2,416,963

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 42.9% (continued)
Media – 0.7%
Comcast Corp.
2.35%, 1/15/2027 750,000 729,927
5.35%, 11/15/2027 1,000,000 1,026,585
1,756,512
Oil & Gas – 0.6%
BP Capital Markets America, Inc.
,
3.41% , 2/11/2026 300,000 298,044
Chevron USA, Inc.
,
4.48% , 2/26/2028 1,000,000 1,012,274
1,310,318
Pharmaceuticals – 2.1%
AbbVie, Inc.
,
2.95% , 11/21/2026 350,000 344,325
Bristol-Myers Squibb Co.
,
3.90% , 2/20/2028 2,000,000 1,991,137
CVS Health Corp.
,
3.00% , 8/15/2026 300,000 295,325
Eli Lilly & Co.
,
4.55% , 2/12/2028 2,000,000 2,026,847
Pfizer Investment Enterprises Pte Ltd.
,
4.45% , 5/19/2026 250,000 250,325
Shire Acquisitions Investments Ireland DAC
,
3.20% , 9/23/2026 7,000 6,912
4,914,871
Real Estate – 0.3%
Simon Property Group LP
,
1.38% , 1/15/2027 725,000 694,617
694,617
Retail – 2.0%
Starbucks Corp.
,
2.00% , 3/12/2027 1,950,000 1,877,113
Target Corp.
1.95%, 1/15/2027 700,000 678,292
4.35%, 6/15/2028 1,000,000 1,006,246
The Home Depot, Inc.
,
4.00% , 9/15/2025 750,000 749,262
Walmart, Inc.
,
3.90% , 9/09/2025 300,000 299,744
4,610,657
Semiconductors – 0.1%
Intel Corp.
,
3.70% , 7/29/2025 300,000 299,022
299,022
Software – 0.1%
Oracle Corp.
,
2.65% , 7/15/2026 300,000 294,664
294,664
Telecommunications – 2.2%
AT&T, Inc.
,
4.25% , 3/01/2027 1,900,000 1,898,967
Cisco Systems Inc.
,
4.55% , 2/24/2028 1,250,000 1,266,878
T-Mobile USA, Inc.
3.75%, 4/15/2027 600,000 594,009
4.75%, 2/01/2028 1,300,000 1,300,578
5,060,432
Total Corporate Bonds and Notes (cost $99,939,817) 100,587,535
U.S. Treasury Government Securities – 3.4%
U.S. Treasury Notes
3.13%, 8/15/2025 600,000 598,980
4.88%, 11/30/2025 1,500,000 1,503,318
4.00%, 1/15/2027 3,800,000 3,809,648
4.13%, 11/15/2027 2,000,000 2,018,828
Total U.S. Treasury Government Securities (cost $7,875,142) 7,930,774

See Notes to Financial Statements
Description Shares Value ($)
Investment Companies – 2.9%
Registered Investment Companies – 2.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(d)(e)
(cost $6,908,482) 6,908,482 6,908,482
Total Investments (cost $232,541,147) 99.5% 233,246,062
Cash and Receivables (Net) 0.5% 1,167,404
Net Assets 100.0% 234,413,466
SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $96,948,655 or 41.36% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of June 30, 2025.
Holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:
Description
Value ($)
6/30/24 Purchases ($)
1
Sales ($)
Value ($)
6/30/25
Dividends/
Distributions ($)
Investment Companies – 2.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 1,494,113 205,000,191 (199,585,822) 6,908,482 410,033
Total – 2.9% 1,494,113 205,000,191 (199,585,822) 6,908,482 410,033
1
Includes reinvested dividends/distributions.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments:
–
Unaffiliated issuers 225,632,665 226,337,580
Affil iated issuers 6,908,482 6,908,482
Interest receivable 1,169,088
Dividends receivable 21,153
234,436,303
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 22,837
22,837
Net Assets ($) 234,413,466
Composition of Net Assets ($):
Paid-in capital 233,209,125
Total distributable earnings (loss) 1,204,341
Net Assets ($) 234,413,466
Shares outstanding no par value (unlimited shares authorized): 4,700,001
Net asset value per share 49.88
Market price per share 49.88

STATEMENT OF OPERATIONS
Year Ended June 30, 2025
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 410,033
Interest 6,6 34,544
Total Income 7,044,577
Expenses:
Management fee—Note 3(a) 176,043
Total Expenses 176,043
Net Investment
Income
6,868,534
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments 4,430
Net change in unrealized appreciation (depreciation) on investments 790,315
Net Realized and Unrealized Gain (Loss) on Investments 794,745
Net Increase in Net Assets Resulting from Operations 7,663,279

STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Year Ended June 30,
2025 2024
Operations ($):
Net investment
income
6,868,534 2,587,443
Net realized gain (loss) on investments 4,430 (16,315)
Net change in unrealized appreciation (depreciation) on investments 790,315 241,251
Net Increase in Net Assets Resulting from Operations 7,663,279 2,812,379
Distributions ($):
Distributions to shareholders (6,348,430) (2,459,830)
Beneficial Interest Transactions ($):
Proceeds from shares sold 176,112,044 47,001,580
Cost of shares redeemed (17,416,483) (2,473,521)
Transaction fees—Note 5 19,353 4,948
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 158,714,914 44,533,007
Total Increase (Decrease) in Net Assets 160,029,763 44,885,556
Net Assets ($):
Beginning of Period 74,383,703 29,498,147
End of Period 234,413,466 74,383,703
Changes in Shares Outstanding:
Shares sold 3,550,000 950,000
Shares redeemed (350,000) (50,000)
Net Increase (Decrease) in Shares Outstanding 3,200,000 900,000

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated.
See Notes to Financial Statements
Year Ended June 30, For the Period from
August 11, 2021
(a)
to June 30, 2022 2025 2024 2023
Per Share Data ($):
Net asset value, beginning of period 49.59 49.16 48.97 50.00
Investment Operations:
Net investment income
(b)
2.32 2.41 1.56 0.17
Net realized and unrealized gain (loss) on investments 0.37 0.36 0.18 (0.94)
Total from Investment Operations 2.69 2.77 1.74 (0.77)
Distributions: – – – –
Dividends from net investment income (2.41) (2.34) (1.55) (0.27)
Transaction fees
(b)
0.01 0.00
(c)
0.00
(c)
0.01
Net asset value, end of period 49.88 49.59 49.16 48.97
Market price, end of period 49.88 49.58 49.15 48.96
Net Asset Value Total Return (%)
(d)
5.58 5.76 3.64 (1.54)
(e)
Market Price Total Return (%)
(d)
5.61 5.77 3.62 (1.55)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets
(f )
0.12 0.12 0.12 0.12
(g)
Ratio of net investment income to average net assets 4.68 4.90 3.19 0.39
(g)
Portfolio Turnover Rate
(h)
15.39 42.44 20.55 43.10
Net Assets, end of period ($ x 1,000) 234,413 74,384 29,498 26,931
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE
Arca, Inc.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon Ultra Short Income ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of twelve series, including the fund. The investment objective of the fund is to seek high current income consistent with the maintenance of liquidity and low volatility of principal.
BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation
(“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an
indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent for the Trust. BNY Mellon
Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual
Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within
Level 1 of the fair value hierarchy.

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following:
yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the
Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of June 30, 2025 in valuing the fund’s investments:
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk:
 The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Commercial Paper — 117,819,271 — 117,819,271
Corporate Bonds — 100,587,535 — 100,587,535
U.S. Treasury Government Securities — 7,930,774 — 7,930,774
Investment Companies 6,908,482 — — 6,908,482
6,908,482 226,337,580 — 233,246,062
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
Interest Rate Risk:
Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates.
Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal
Reserve Systemin the U.S., the fund maybe subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
Fixed-Income Market Risk:
The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates
(or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized
Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Commercial Paper Risk:
Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.
Authorized Participants, Market Makers and Liquidity Providers Risk:
The fund has a limited number of financial institutions
that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended June 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At June 30, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $925,904, accumulated capital losses $336,882, and unrealized appreciation $615,319.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to June 30, 2025. The fund has $119,985 of short-term capital losses and $216,897 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:
ordinary income $6,348,430 and $2,459,830, respectively.
(g) Operating Segment Reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.
The accounting policies of the fund are consistent with those described in these Notes to the Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s adviser, comprising of Senior management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of
Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.12% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended June 30,
2025, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.06% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $22,837.

NOTES TO FINANCIAL STATEMENTS
(continued)
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended June 30, 2025, amounted to $82,285,935 and $10,362,431, respectively.
At June 30, 2025, the cost of investments for federal income tax purposes was $232,630,743; accordingly, accumulated net unrealized appreciation on investments for federal income tax purposes was $615,319, consisting of gross appreciation of $705,325 and gross depreciation of $90,006.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital:
As of June 30, 2025, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held 499,001 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.
During the
year ended June 30, 2025
, the fund
had no in-kind
transactions
.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Ultra Short Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Ultra Short Income ETF (the “Fund”) (one
of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of June 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from August 11, 2021
(commencement of operations) through June 30, 2022 and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from August 11, 2021 (commencement of operations) through June 30, 2022, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
August 22, 2025

IMPORTANT TAX INFORMATION
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended June 30, 2025:
For federal tax purposes the fund hereby reports 84.07% of ordinary income dividends paid during the fiscal year ended June 30, 2025 as qualifying interest related dividends.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
At a meeting held on May 20, 2025, the Board of Trustees (the “Board”) of BNY Mellon ETF Trust (the “Trust”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to
(i) continue the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser,
LLC (the “Adviser”) with respect to the BNY Mellon Ultra Short Income ETF (the “fund”); and (ii) continue the sub-investment advisory agreement between the Adviser and Mellon Investments Corporation (the “Sub-Adviser”), an affiliate of the Adviser, pursuant to which
Dreyfus, a division of the Sub-Adviser, provides day-to-day management of the fund’s investments. The Management Agreement and the sub-investment advisory agreement are each referred to herein as an “Agreement” and together, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and Sub-Adviser under each respective Agreement, (ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds, (v)
other benefits to the Adviser, Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other ultrashort bond exchange traded funds (“ETFs”) (the “Performance Group”) and with a broader group of ultrashort bond ETFs (the “Performance
Universe”) for the periods ended March 31, 2025; and (ii) comparing the fund’s contractual management fees and total expenses with a group of other ultrashort bond ETFs (the “Expense Group”) and, with respect to total expenses, with a broader group of ultrashort bond
ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting.
The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an ETF and considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations.
The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-
Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance, for periods ended March 31, 2025, was above the Performance Group median for the one-year period, the same as the Performance
Group median for the two-year period, and slightly below the Performance Group median for the three-year period. The Board also considered that the fund’s total return performance, for periods ended March 31, 2025, was above the Performance Universe average for the one-year period, and below the Performance Universe average for the two-year and three-year periods. With respect to each period of underperformance, the Board noted the fund’s performance was not significantly below the respective median or average. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.

Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., other ultrashort bond ETFs. The Board explored with management the differences between the fund’s fee and fees paid by similar funds.
The Board noted the fund’s contractual management fee was below the Expense Group median and the fund’s total expenses were below the Expense Group median and the Expense Universe median total expenses.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the fund, noting that neither the Adviser nor the Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The
Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the
Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements is in the best interests of the fund and its shareholders.

© 2025 BNY Mellon Securities Corporation
Code-4862NCSRAR0625

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 16. Controls and Procedures.
(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not Applicable.
Item 19. Exhibits.
(a)(1)               Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)               Not applicable.

(a)(3)               Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)               Not applicable.

(a)(5)               Not applicable.

(b)                    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    8/25/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    8/25/25

By (Signature and Title) *      /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    8/25/25

* Print the name and title of each signing officer under his or her signature.